Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Schedule of Property, Plant and Equipment

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Office equipment	Total	Total
	HK$	HK$	HK$	US$
At January 1, 2024	4,185,679	106,876	4,292,555	551,509
Additions	—	1,389,009	1,389,009	178,460
Depreciation	(3,141,760)	(245,777)	(3,387,537)	(435,231)
At December 31, 2024	1,043,919	1,250,108	2,294,027	294,738
Remeasurement	5,405,497	—	5,405,497	694,499
Depreciation	(2,758,566)	(277,802)	(3,036,368)	(390,113)
At December 31, 2025	3,690,850	972,306	4,663,156	599,124

Schedule of Carrying Amount of Lease Liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the consolidated financial statements, and the maturity analysis of lease liabilities is disclosed in Note 22. The incremental borrowing rate used to measure the lease liabilities at the lease commencement date is 5.88% (2024: 5.88%).

	As of December 31,
	2024	2025
	HK$	HK$	US$
Current	1,376,122	2,996,973	385,050
Non-current	1,014,182	1,837,235	236,049
	2,390,304	4,834,208	621,099

Schedule of Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Depreciation of right-of-use assets	3,418,265	3,387,537	3,036,368	390,113
Interest expense on lease liabilities (Note 18)	370,848	211,258	268,999	34,562
	3,789,113	3,598,795	3,305,367	424,675